Fair Value Measurements - Fair Values of Financial Assets and Liabilities, Including Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Carrying Value	$ 105,122	$ 111,070
Total earning assets, Carrying Value	110,156	116,273
Short-term borrowings, Carrying Value	4,771	2,334
Long-term borrowings, Carrying Value	105,012	112,368
Total interest-bearing liabilities, Carrying Value	109,783	114,702
Total earning assets, Fair Value	111,726	115,020
Short-term borrowings, Fair Value	4,783	2,346
Long-term borrowings, Fair Value	104,921	109,826
Total interest-bearing liabilities, Fair Value	109,704	112,172
FFELP Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Carrying Value	81,703	87,730
Loans receivable, Fair Value	82,271	86,626
Floor Income Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial instruments, Carrying Value	(74)	(184)
Derivative financial instruments, Fair Value	(74)	(184)
Interest Rate Swaps [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial instruments, Carrying Value	203	357
Derivative financial instruments, Fair Value	203	357
Cross-Currency Interest Rate Swaps [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial instruments, Carrying Value	(366)	(1,296)
Derivative financial instruments, Fair Value	(366)	(1,296)
Other [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative financial instruments, Carrying Value	(18)	(13)
Derivative financial instruments, Fair Value	(18)	(13)
Private Education Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans, Carrying Value	23,419	23,340
Loans receivable, Fair Value	24,421	23,191
Difference [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Excess of net asset fair value over carrying value	1,649	1,277
Total earning assets, Fair Value	1,570	(1,253)
Short-term borrowings, Fair Value	(12)	(12)
Long-term borrowings, Fair Value	91	2,542
Total interest-bearing liabilities, Fair Value	79	2,530
Difference [Member] | FFELP Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, Fair Value	568	(1,104)
Difference [Member] | Private Education Loans [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, Fair Value	1,002	(149)
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and investments	5,034	5,203
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and investments	$ 5,034	$ 5,203